CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)								9 Months Ended
	Jul. 30, 2026	Feb. 24, 2026	Feb. 17, 2026	Feb. 13, 2026	Dec. 19, 2025	Mar. 18, 2024	Mar. 12, 2024	Jul. 31, 2026	Jul. 31, 2025
Short-Term Debt [Line Items]
Repaid amount								$ 1,266,552	$ (0)
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Convertible notes payable								522,222
Repaid amount								1,147,658
Accrued interest								71,821
Converted principal amount								152,812
Converted accrued interest								1,361
Prepayment penalties								118,894
Loss on debt extinguishment								$ 492,661
Note Payable Agreement [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Convertible notes payable					$ 65,205
Payments for fees					16,905
Net proceeds					$ 48,300
Debt instrument maturity date					Oct. 15, 2026
Interest rate					12.00%
Debt instrument, description					The Note is convertible, following the last to occur, (i) 180 days following the inception date or (ii) an event of default, into shares of the Company’s common stock at a price equal to 65% of the lowest closing price during the 10 trading days prior to conversion, subject to adjustment. Conversions are further limited by a beneficial ownership cap of 4.99% (which the Buyer may adjust up to 9.99% with 61 days’ notice).
Note Payable Agreement 1 [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Convertible notes payable				$ 150,000
Payments for fees				15,000
Net proceeds				$ 135,000
Debt instrument maturity date				Feb. 13, 2027
Interest rate				12.00%
Note Payable Agreement 2 [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date							Mar. 12, 2025
Interest rate							12.00%
Note Payable Agreement 2 [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Convertible notes payable			$ 238,050
Payments for fees			38,050
Net proceeds			$ 200,000
Debt instrument maturity date			Dec. 15, 2026
Interest rate			12.00%
Debt instrument, description			The Note is convertible, following the last to occur, (i) 180 days following the inception date or (ii) an event of default, into shares of the Company’s common stock at a price equal to 65% of the lowest closing price during the 10 trading days prior to conversion, subject to adjustment. Conversions are further limited by a beneficial ownership cap of 4.99% (which the Buyer may adjust up to 9.99% with 61 days’ notice).	The Note is convertible, following the last to occur, (i) 180 days following the inception date or (ii) an event of default, into shares of the Company’s common stock at a price equal to 70% of the lowest closing price during the 15 trading days prior to conversion, subject to adjustment. Conversions are further limited by a beneficial ownership cap of 4.99% (which the Buyer may adjust up to 9.99% with 61 days’ notice).
Note Payable Agreement 3 [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Convertible notes payable	$ 200,000
Payments for fees	25,000
Net proceeds	$ 175,000
Debt instrument maturity date	Jul. 30, 2027					Mar. 18, 2026
Interest rate	6.00%					9.75%
Debt instrument, description	The Note is convertible, following the last to occur, (i) 180 days following the inception date or (ii) an event of default, into shares of the Company’s common stock at a price equal to 60% of the lowest closing price during the 20 trading days prior to conversion, subject to adjustment. Conversions are further limited by a beneficial ownership cap of 4.99% (which the Buyer may adjust up to 9.99% with 61 days’ notice).
Repaid amount		$ 20,000